Operating Segments - Segment Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue		₩ 17,099,213	₩ 17,940,609	₩ 17,608,511
Depreciation and amortization		3,467,134	3,560,374	3,614,766
Operating profit (loss)		1,048,501	1,690,862	1,756,276
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net		(63,602)	321,787	10,928
Profit before income tax		722,261	1,761,765	1,488,179
Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		17,099,213	17,940,609	17,608,511
Depreciation and amortization		3,467,134	3,560,374	3,614,766
Operating profit (loss)		1,048,501	1,690,862	1,756,276
Finance income (costs), net		(262,638)	(250,884)	(279,025)
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net		(63,602)	321,787	10,928
Profit before income tax		722,261	1,761,765	1,488,179
External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		17,099,213	17,940,609	17,608,511
Operating segments [member]
Disclosure of operating segments [line items]
Operating profit (loss)		1,095,762	1,831,559	1,750,235
Operating segments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		19,966,701	20,751,958	20,363,377
Depreciation and amortization		3,564,646	3,681,492	3,739,466
Operating profit (loss)		1,095,762	1,831,559	1,750,235
Operating segments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		2,867,488	2,811,349	2,754,866
Operating segments [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		17,099,213	17,940,609	17,608,511
Operating segments [member] | Cellular services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		14,155,266	14,866,217	14,664,180
Depreciation and amortization		2,551,737	2,688,764	2,743,448
Operating profit (loss)		817,941	1,529,971	1,463,934
Operating segments [member] | Cellular services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		1,602,723	1,548,004	1,541,014
Operating segments [member] | Cellular services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		12,552,543	13,318,213	13,123,166
Operating segments [member] | Fixed-line telecommunication services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		5,421,288	5,271,705	5,095,704
Depreciation and amortization		993,930	966,904	971,628
Operating profit (loss)		308,372	366,517	329,072
Operating segments [member] | Fixed-line telecommunication services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		1,230,175	1,196,293	1,167,684
Operating segments [member] | Fixed-line telecommunication services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		4,191,113	4,075,412	3,928,020
Operating segments [member] | Others [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		390,147	614,036	603,493
Depreciation and amortization		18,979	25,824	24,390
Operating profit (loss)		(30,551)	(64,929)	(42,771)
Operating segments [member] | Others [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		34,590	67,052	46,168
Operating segments [member] | Others [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue		355,557	546,984	557,325
Adjustments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	[1]	(2,867,488)	(2,811,349)	(2,754,866)
Depreciation and amortization	[1]	(97,512)	(121,118)	(124,700)
Operating profit (loss)	[1]	(47,261)	(140,697)	6,041
Adjustments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	[1]	₩ (2,867,488)	₩ (2,811,349)	₩ (2,754,866)

[1]	Adjustments for operating profit (loss) are the amount differences from operating profit (loss) included in CODM report which is based on Korean IFRS to operating profit (loss) under IFRS. The reconciliation of these amounts is included in note 4-(2). Adjustments for depreciation and amortization and operating profit (loss) also included the amount due to the consolidation adjustments, such as internal transactions.